Long-Term Debt - Additional Information - Revolvers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel credit_facility	Dec. 31, 2022 USD ($)	Jan. 26, 2018
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 0	$ 21,184
Convertible Debt [Member]
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 0	21,184
Teekay Parent | Convertible Debt [Member]
Debt Instrument [Line Items]
Carrying amount of long-term debt		21,200
Debt interest rate			5.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Credit facility, maximum borrowing capacity	$ 321,800	82,500
Undrawn amount of revolving credit facility	$ 321,800	$ 82,500
Debt instrument spread on variable rate	2.00%	2.40%
Available capacity reduced under revolving credit facility in year 2	$ 67,800
Debt Instrument, Collateral, Number of Vessels | vessel	19
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 67,800
Available capacity reduced under revolving credit facility in year 3	66,400
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four	55,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Five	43,300
Line Of Credit Reduction Of Available Borrowing Capacity In Year Six	$ 21,500